Acquisition and Deconsolidations of Subsidiaries	12 Months Ended
Jun. 30, 2024
Acquisition and Deconsolidations of Subsidiaries [Abstract]
ACQUISITION AND DECONSOLIDATIONS OF SUBSIDIARIES

NOTE 3 – ACQUISITION AND DECONSOLIDATIONS OF SUBSIDIARIES

Acquisition of MSCT

On May 18, 2021, a subsidiary of the Company, Growth Ring Ltd. (“Growth Ring”) entered into a capital increase agreement with Minshang Creative Technology Holdings Limited (“MCT”) to purchase MCT’s 53.33% equity interest in MSCT Investment Holdings Limited ("MSCT"), at a total cash consideration of $205,711 (HK$1,600,000). After the transaction, Growth Ring owned 53.33% of MSCT and MCT owned the remaining 46.67% equity interests.

The acquisition of the 53.33% equity interest in MSCT was completed on August 16, 2021. As MSCT does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of using a cost accumulation and allocation model under which the cost of the acquisition is allocated to the assets acquired and liabilities assumed. The carrying amounts of the net identifiable assets of MSCT as of the date of acquisition were as follows:

Amounts
Net assets acquired:
Cash and cash equivalents	205,711
Intangible assets: Software	151,168
Other current liabilities	(5,390)
Deferred tax liabilities	(23,971)
Noncontrolling interests	(121,807)
Total consideration	205,711

The valuation used in the purchase price allocation described above was determined by the Company with the assistance of independent third-party valuation firm. The valuation report applied generally accepted valuation methodology, the income approach. As the acquiree is a private company, the fair value estimates of noncontrolling interest is based on significant inputs considered by market participants which mainly include (a) discount rate, (b) projected terminal value based on future cash flows, (c) equity multiples or enterprise value multiples of companies in the same industries and (d) adjustment for lack of control or lack of marketability.

Acquisition of CAE

On December 20, 2023, CLPS SG entered into an agreement with College of Allied Educators Pte. Ltd. (“CAE”) to purchase 100% of its equity interest, at a total cash consideration of $3,244,145 (SGD$4,280,000). CAE is a company incorporated in Singapore, mainly engaged in providing programs, short courses, and workshops to train and help individuals and professionals in counselling, psychology, and allied health and science. This acquisition created resources and business synergies by connecting highly skilled IT professionals with education platforms to collaborate, advance, and promote IT talent creation and development to support the Company’s long-term business expansion.

The acquisition was completed on January 3, 2024 and was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Net assets acquired:
Cash and cash equivalents	1,469,832
Accounts receivable, net	15,094
Prepayments, deposits and other assets	146,410
Intangible assets:
License	909,573
Client lists	166,755
Collaboration agreement	98,537
Other current liabilities	(745,579)
Other non-current liabilities	(947)
Deferred tax liabilities	(199,727)
Goodwill	1,384,197
Total consideration	3,244,145

Identifiable intangible assets acquired include license, client lists and collaboration agreement. Client lists and collaboration agreement were both valued using an income approach and determined to carry estimated remaining useful lives of two years and four years, respectively. License was valued using a relief from royalty method and determined to carry estimated remaining useful lives of twenty years (a Level 3 measurement). Significant assumptions used in the valuation of intangible assets are projected revenue growth rates, royalty rate, and discount rate. Goodwill recognized represents the expected synergies from integrating academic education with the company's business and is not tax deductible.

The actual results of operation after the acquisition date and pro forma results of operations for the acquisitions have not been presented because the effects were not material.

Acquisition of Shell Infotech

On June 7, 2024, Ridik Pte. Ltd. entered into an agreement with Shell Infotech Pte. Ltd. and Shell Infotech Consulting Sdn. Bhd. (collectively, “Shell Infotech”) to purchase 100 % of its equity interest, at a total cash consideration of $887,836 (SGD$1,200,000) and $29,595 (SGD$40,000), respectively. Shell Infotech is a leading IT consulting and managed services provider headquartered in Singapore and was established in 2003. It offers a wide range of IT services, including software development, SAP solutions, enterprise applications, and managed services, with a focus on the banking and insurance sectors in Singapore and Malaysia. This acquisition expanded the Company’s client base and market share in Southeast Asia, while strengthened its core IT competencies and service offerings and solidified its commitment to global expansion.

The acquisition of the 100% equity interest in Shell Infotech was completed on June 7, 2024 and was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. Significant assumptions used in the valuation of intangible assets are projected revenue growth rates and discount rate. The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Net assets acquired:
Cash and cash equivalents	126,410
Accounts receivable, net	574,287
Prepayments, deposits and other assets – current	32,432
Property and equipment, net	39,964
Intangible assets: Customer relationships	569,695
Other current liabilities	(453,961)
Other non-current liabilities	(1,255)
Deferred tax liabilities	(96,848)
Goodwill	126,707
Total consideration	917,431

Identifiable intangible assets acquired include customer relationship. Customer relationship was valued using an income approach and determined to carry estimated remaining useful lives of ten years. The goodwill recognized represents the expected synergies with the company's existing business and is not tax deductible.

The actual results of operation after the acquisition date and pro forma results of operations for the acquisitions have not been presented because the effects were not material.